SERIES B MANDATORILY REDEEMABLE PREFERRED STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
SERIES B MANDATORILY REDEEMABLE PREFERRED STOCK

10. SERIES B MANDATORILY REDEEMABLE PREFERRED STOCK

During the year ended December 31, 2019, the Company redeemed all of its remaining 16,900 shares of its Series B Preferred Stock for $16.9 million. As of March 31, 2020 and December 31, 2019, no Series B Preferred Stock remained outstanding. Amortization expense totaling approximately $61,000 was included in interest expense for the three months ended March 31, 2019 in the accompanying condensed consolidated statements of operations. The unamortized deferred costs totaled zero as of March 31, 2020 and December 31, 2019, respectively.

9. SERIES B MANDATORILY REDEEMABLE PREFERRED STOCK

In August 2014, the Company closed on a private placement offering of its mandatorily redeemable Series B Preferred Stock (“Series B Preferred Stock”). The financing was funded in installments and completed on December 24, 2015. As of December 31, 2015, the Company had issued 35,000 shares of its Series B Preferred Stock. As of December 31, 2019 and 2018, the outstanding number of shares was zero and 16,900, respectively. The Company has classified the Series B Preferred Stock as a liability in accordance with ASC Topic No. 480, “Distinguishing Liabilities from Equity,” which states that mandatorily redeemable financial instruments should be classified as liabilities and therefore the related dividend payments are treated as a component of interest expense in the accompanying consolidated statements of operations.

The Series B Preferred Stock was scheduled to be redeemed on August 1, 2017; however, the Company had two one-year options to extend the redemption date. The Company exercised both one-year option to extend the redemption date to August 1, 2019 and paid total extension fees of $307,000. The Company incurred approximately $3.1 million in legal and underwriting costs related to this offering. These costs were recorded as deferred financing costs on the accompanying consolidated balance sheets as a direct deduction from the carrying amount of that debt liability and are being amortized over the term of the agreement. Amortization expense totaling approximately $122,000 and $147,000 was included in interest expense for the year ended December 31, 2019 and 2018, respectively, in the accompanying condensed consolidated statements of operations. The unamortized deferred stock costs totaled zero and $122,000 as of December 31, 2019 and 2018, respectively.

During the year ended December 31, 2019, the Company redeemed all of the 16,900 shares of its remaining Series B Preferred Stock for $16.9 million. During the year ended December 31, 2018, the Company redeemed 13,800 shares of its Series B preferred stock for $13.8 million. As of December 31, 2019, no Series B Preferred Stock remained outstanding and as of December 31, 2018, 16,900 shares were outstanding.